Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details)
€ in Millions, ₫ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, Rp in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 THB (฿)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 VND (₫)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 419,692							₩ 303,343
Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	69,320							41,332
Financial liabilities	11,467							17,467
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	64,351	$ 50,865,141						33,328	$ 28,112,919
Financial liabilities	10,832	$ 8,528,692						16,504	$ 13,921,628
JPY | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,932		¥ 517,431,793					7,115		¥ 690,658,516
Financial liabilities	527		¥ 55,296,530					907		¥ 88,019,006
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	35			€ 25,839				479			€ 356,541
Financial liabilities	51			€ 37,607				56			€ 41,564
IDR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1				Rp 12,955,000			1				Rp 12,955,000
Financial liabilities	57				Rp 703,608,946			0				Rp 3,103,944
THB | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1					฿ 28,510		1					฿ 28,510
Financial liabilities	0					฿ 7,379		0					฿ 7,379
TWD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets								408							$ 9,521,305
Financial liabilities								0							$ 0
VND | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0						₫ 9,270,000	0						₫ 9,270,000
Financial liabilities	₩ 0						₫ 3,243,600	₩ 0						₫ 3,243,600